Goodwill - Summary of Goodwill (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes In Goodwill [Abstract]
Beginning balance	¥ 16,262	¥ 15,762
Goodwill acquired	826	500	¥ 15,762
Ending balance	¥ 17,088	¥ 16,262	¥ 15,762